Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of Aggregate Right of Use Assets and Related Lease Liabilities

The following represents the aggregate right-of-use assets and related lease liabilities as of December 31, 2025 and June 30, 2026:

	December 31, 2025	June 30, 2026
	RMB	RMB
Operating lease right-of-use assets	6,453	5,016
Short-term operating lease liabilities	(4,727)	(3,510)
Long-term operating lease liabilities	(801)	(604)
Total operating leased liabilities	(5,528)	(4,114)

Weighted Average Lease Term and Weighted Average Discount Rate

The weighted average lease term and weighted average discount rate as of December 31, 2025 and June 30, 2026 were as follows:

	December 31, 2025	June 30, 2026
	RMB	RMB
Weighted average lease term:
Operating leases	1.34	1.32
Weighted average discount rate:
Operating leases	2.96%	2.76%

Schedule of Lease Expenses

The components of lease expenses for the six months ended June 30, 2025 and 2026 were as follows:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Operating lease cost	2,656	2,739
Cost of other leases with period less than one year	888	463
Total	3,544	3,202

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases for the six months ended June 30, 2025 and 2026 were as follows:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	2,808	2,332
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	5,139	2,129
Right-of-use assets released due to termination of lease contracts	-	(837)

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities at December 31, 2025 and June 30, 2026, respectively:

	December 31, 2025	June 30, 2026
	RMB	RMB
2026/Remainder of 2026	4,618	2,418
2027	1,017	1,462
2028	-	293
2029	-	8
Total remaining undiscounted lease payments	5,635	4,181
Less: interest	(107)	(67)
Total present value of operating lease liabilities	5,528	4,114
Less: short-term operating lease liabilities	(4,727)	(3,510)
Long-term operating lease liabilities	801	604